United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-05643

                         ACM Managed Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                         executive offices) (Zip code)

                                 Mark R. Manley
                       Alliance Capital Management, L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2003

                  Date of reporting period: February 29, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


ACM Managed Income Fund

Closed End

Semi-Annual Report-February 29, 2004

     Investment Products Offered
=====================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=====================================

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

April 13, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for ACM Managed Income Fund (the "Fund") for the semi-annual reporting period ended February 29, 2004.

Investment Objective and Policies
This closed-end fund is designed to provide investors with a high level of total return by seeking both high current income and capital appreciation. The Fund invests primarily in U.S. government securities and corporate fixed income securities. In addition, the Fund may utilize certain other investment techniques, including investing in options and futures contracts.

Investment Results
The following table shows how the Fund performed over the past six- and 12-month periods ended February 29, 2004. For comparison, we have included returns for the unmanaged Lehman Brothers (LB) Aggregate Index, a standard measure of the performance of a basket of unmanaged debt securities.


   INVESTMENT RESULTS*
   Periods Ended February 29, 2004

                                                  ==============================
                                                               Returns
                                                  ==============================
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
   ACM Managed
   Income Fund
   (NAV)                                                 9.76%          15.19%
--------------------------------------------------------------------------------
   Lehman
   Brothers
   Aggregate
   Index                                                 4.92%           4.54%
--------------------------------------------------------------------------------

The Fund's Market Price per share on February 29, 2004 was $4.82.

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted. Past performance is no guarantee of future results.

   The unmanaged Lehman Brothers (LB) Aggregate Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The LB Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. Investors cannot invest directly in an index, and its results are not indicative of any particular investment, including ACM Managed Income Fund.


The Fund outperformed its benchmark, the LB Aggregate Index, for both the six- and 12-month periods ended February 29, 2004.

For both periods under review, the Fund's high yield holdings were the primary contributor to outperformance relative to the Fund's benchmark. According to the LB High Yield Index, the high yield market posted strong returns of 10.61% and 25.33% for the six- and 12-month periods, respectively, far outpacing the traditional fixed income sectors held within the benchmark. (The unmanaged LB High Yield Index covers the universe of fixed rate, non-investment grade


-------------------------------------------------------------------------------
                                                     ACM Managed Income Fund o 1
debt. The Index includes both corporate and non-corporate sectors.) The positive returns within the high yield sector were fueled by faster economic growth, improving corporate liquidity, access to capital and investor willingness to take on additional risk. However, industry selection within the Fund dampened returns. The Fund's holdings in the electric utilities, textile and printing/publishing sectors generally underperformed other high yield industries. Conversely, the Fund's holdings in the insurance and cable television industries contributed positively to performance. On a relative basis, however, even the underperforming sectors within the high yield asset class outperformed the benchmark. Additionally, the Fund's use of leverage augmented outperformance. The impact of the Fund's Treasury securities on performance was relatively modest.

Market Review and Investment Strategy
The U.S. economic upturn gained momentum during the semi-annual period with stronger growth and corporate profits. Gross domestic product (GDP) for the third quarter of 2003 was a robust 8.2%, followed by the fourth quarter's GDP of 4.1%. Within the high yield market, faster economic growth, improving balance sheets and access to capital led lower-rated credit sectors to dramatically outperform higher-quality fixed income sectors for both the six- and 12-month periods under review. Yield seeking investors in a low-rate environment helped drive high yield prices higher, despite the near-record issuance. The more than 500 new issues priced in 2003 generated $149 billion in proceeds, just shy of 1998's record $150 billion.

Among industries, the financial, metals/mining, airlines, auto and cable sectors outperformed during the semi-annual reporting period, according to the Credit Suisse First Boston High Yield (CSFBHY) Index. (The unmanaged CSFBHY Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse, designed to enable the index to reflect the high yield market.) Spreads for this index tightened over Treasuries of a similar duration by 99 basis points to end the period at 494 basis points with a yield to maturity of 8.18%. During the six-month period under review however, the Treasury market had at times been pressured by encouraging economic data and the prospect of heavy supply--a consequence of the rapidly expanding U.S. budget deficit--and helped, particularly recently, by lower employment growth.

Fixed income markets have recently focused more on the loss of manufacturing jobs and general anemic job growth than additional economic data that painted a more optimistic picture of the economy. Furthermore, the generally weak employment environment dampened prospects for any near-term interest rate hikes by the U.S. Federal Reserve, which maintained interest rates at historic lows.

The Fund benefited from its exposure to certain higher risk/volatility issuers in the cable and wireless telecommunications sectors. We maintained a sector overweighting based on our belief that these sectors were oversold and that certain better quality issuers were punished along with the entire sector. Within the wireless sector, we focused


-------------------------------------------------------------------------------
2 o ACM Managed Income Fund
the Fund on rural providers that have less competition, which would be less affected by the implementation of number portability, and have improved balance sheets as a result of recent capital-market transactions. We continued to be cautious in the utilities sector, although we have added positions in several of the new issues that came to market. Finally, spread dispersion among industries has decreased significantly over the past year. Therefore, we have become more focused on security selection and extensive research to identify the winners and losers rather than focusing on industry sector selection.


--------------------------------------------------------------------------------
                                                     ACM Managed Income Fund o 3

PORTFOLIO SUMMARY
February 29, 2004 (unaudited)

INCEPTION DATE
11/03/88

PORTFOLIO STATISTICS
Net Assets Applicable to Common Shareholders ($mil): $108.4



SECURITY TYPE
 54.1% U.S. Government Obligations
 43.7% Corporate Obligations                 [PIE GRAPH OMITTED]
  1.2% Preferred Stocks
  0.6% Yankee Obligations

  0.4% Short-Term



All data as of February 29, 2004. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ACM Managed Income Fund

PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)

                                    Moody's          Principal
                                   Investor             Amount
                                     Rating              (000)    U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-97.5%
U.S. Treasury Bonds-97.5%
   1.625%, 1/31/05 .................   Aaa         $     23,000   $ 23,112,309
   5.375%, 2/15/31 .................   Aaa               15,900     17,138,467
   8.125%, 8/15/19 .................   Aaa               13,250     18,403,018
   10.75%, 8/15/05 .................   Aaa               17,825     20,243,229
   11.25%, 2/15/15 .................   Aaa                6,825     11,121,822
   12.00%, 8/15/13 .................   Aaa               11,250     15,601,027
                                                                  ------------

Total U.S. Government Obligations
   (cost $103,001,780) .............                               105,619,872
                                                                  ------------
CORPORATE OBLIGATIONS-78.8%
Aerospace & Defense-1.4%
DRS Technologies, Inc.
  6.875%, 11/01/13(a) ..............   B2                   310        322,400
Dunlop Standard Aerospace
   Holdings PLC
   11.875%, 5/15/09(a) .............   B3                   265        284,875
K & F Industries, Inc.
   9.625%, 12/15/10 ................   B3                   215        241,337
Sequa Corp.
   9.00%, 8/01/09 ..................   B1                   145        162,037
TD Funding Corp.
   8.375%, 7/15/11 .................   B3                   470        498,200
                                                                  ------------
                                                                     1,508,849
                                                                  ------------
Air Transportation-0.8%
American Trans Air, Inc.
   6.99%, 4/15/16(a) ...............   Ba2                  472        401,057
Continental Airlines, Inc.
   7.875%, 7/02/18 .................   Ba3                  465        470,173
                                                                  ------------
                                                                       871,230
                                                                  ------------
Automotive-3.3%
Dana Corp.
   10.125%, 3/15/10 ................   Ba3                  560        655,200
Dura Operating Corp.
   Series B
   9.00%, 5/01/09 ..................   B2                   470        482,925
HLI Operating, Inc.
   10.50%, 6/15/10 .................   B1                   470        539,325
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13(a) ..............   B3                   384        421,440
Sonic Automotive, Inc.
   8.625%, 8/15/13 .................   B2                   345        365,700
TRW Automotive, Inc.
   9.375%, 2/15/13 .................   B1                   375        429,375
   11.00%, 2/15/13 .................   B2                   285        336,300


--------------------------------------------------------------------------------
                                                     ACM Managed Income Fund o 5

                                        Moody's      Principal
                                       Investor         Amount
                                         Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
United Auto Group, Inc.
   9.625%, 3/15/12 ....................      B3       $      310   $  344,100
                                                                   ----------
                                                                    3,574,365
                                                                   ----------
Broadcasting & Media-2.8%
Albritton Communications Co.
   7.75%, 12/15/12 ....................      B3              480      500,400
Corus Entertainment, Inc.
   8.75%, 3/01/12 .....................      B1              325      363,187
Emmis Communications Corp.
   12.50%, 3/15/11(b) .................      B3              385      365,750
PRIMEDIA, Inc.
   8.00%, 5/15/13(a) ..................      B3               70       70,700
   8.875%, 5/15/11 ....................      B3              375      389,062
Radio One, Inc.
   8.875%, 7/01/11 ....................      B2              385      427,350
Sinclair Broadcast Group, Inc.
   8.00%, 3/15/12 .....................      B2              290      313,200
   8.75%, 12/15/11 ....................      B2              350      385,875
Young Broadcasting, Inc.
   8.50%, 12/15/08 ....................      B2              230      248,975
                                                                   ----------
                                                                    3,064,499
                                                                   ----------
Building & Real Estate-2.7%
Dayton Superior Corp.
   10.75%, 9/15/08(a) .................      B3              235      243,225
D.R. Horton, Inc.
   6.875%, 5/01/13 ....................      Ba1             330      357,225
KB HOME
   7.75%, 2/01/10 .....................      Ba2             230      246,675
LNR Property Corp.
   7.25%, 10/15/13(a) .................      Ba3             475      498,750
   7.625%, 7/15/13 ....................      Ba3              70       74,550
Meritage Corp.
   9.75%, 6/01/11 .....................      Ba3             545      613,125
Schuler Homes, Inc.
   10.50%, 7/15/11 ....................      Ba2             430      503,638
William Lyon Homes, Inc.
   10.75%, 4/01/13 ....................      B3              335      393,625
                                                                   ----------
                                                                    2,930,813
                                                                   ----------
Cable-1.8%
CSC Holdings, Inc.
   7.625%, 7/15/18 ....................      B1              445      491,725
DirectTV Holdings LLC
   8.375%, 3/15/13 ....................      B1              245      279,912
Echostar DBS Corp.
   6.375%, 10/01/11(a) ................      Ba3             665      705,731
Insight Midwest LP
   9.75%, 10/01/09 ....................      B2              445      470,588
                                                                   ----------
                                                                    1,947,956
                                                                   ----------


--------------------------------------------------------------------------------
6 o ACM Managed Income Fund

                                          Moody's     Principal
                                         Investor        Amount
                                           Rating         (000)    U.S. $ Value
--------------------------------------------------------------------------------
Chemicals-2.9%
Equistar Chemical Funding LP
   10.125%, 9/01/08 .....................     B2       $      590  $  640,150
   10.625%, 5/01/11 .....................     B2              100     109,000
Huntsman Advanced Materials LLC
   11.00%, 7/15/10(a) ...................     B2              305     344,650
Huntsman International LLC
   9.875%, 3/01/09 ......................     B3              865     955,825
Resolution Performance Products LLC
   9.50%, 4/15/10 .......................     B3              615     615,000
Westlake Chemical Corp.
   8.75%, 7/15/11 .......................     Ba3             465     509,175
                                                                   ----------
                                                                    3,173,800
                                                                   ----------
Communications - Fixed-3.4%
Eircom Funding
   8.25%, 8/15/13 .......................     B1              245     273,175
FairPoint Communications, Inc.
   11.875%, 3/01/10 .....................     B3              330     381,150
Qwest Communications
   International, Inc.
   7.50%, 2/15/14(a) ....................     B3              200     190,000
Qwest Corp.
   9.125%, 3/15/12(a) ...................     Ba3           1,675   1,917,875
Time Warner Telecom Holdings
   9.25%, 2/15/14(a) ....................     B2              935     935,000
                                                                   ----------
                                                                    3,697,200
                                                                   ----------
Communications - Mobile-4.5%
ACC Escrow Corp.
   10.00%, 8/01/11 ......................     B3              765     772,650
Dobson Communications Corp.
   8.875%, 10/01/13 .....................     Caa1            355     307,075
Inmarsat Finance PLC
   7.625%, 6/30/12(a) ...................     B2              380     400,900
Iridium LLC Capital Corp.
   Series B
   14.00%, 7/15/05(c) ...................     NR            3,000     307,500
Nextel Communications, Inc.
   6.875%, 10/31/13 .....................     B2              490     525,525
   7.375%, 8/01/15 ......................     B2              665     719,863
   9.375%, 11/15/09 .....................     B2              435     474,694
TeleCorp PCS, Inc.
   10.625%, 7/15/10 .....................     Baa2            179     207,767
Tritel PCS, Inc.
   10.375%, 1/15/11 .....................     Baa2            255     303,921
Triton PCS Holdings, Inc.
   8.75%, 11/15/11 ......................     B3              705     708,525
   9.375%, 2/01/11 ......................     B3              215     220,375
                                                                   ----------
                                                                    4,948,795
                                                                   ----------


--------------------------------------------------------------------------------
                                                     ACM Managed Income Fund o 7

                                          Moody's      Principal
                                         Investor         Amount
                                           Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Consumer Manufacturing-3.0%
Broder Brothers Co.
   11.25%, 10/15/10(a) ...................    B3       $      485  $  495,912
Collins & Aikman Floorcoverings, Inc.
   9.75%, 2/15/10 ........................    B2              195     205,725
Hines Nurseries, Inc.
   10.25%, 10/01/11 ......................    B3              225     246,375
Jostens, Inc.
   12.75%, 5/01/10 .......................    B3              755     864,475
Playtex Products, Inc.
   8.00%, 3/01/11(a) .....................    B2              330     344,850
St. John Knits International, Inc.
   12.50%, 7/01/09 .......................    B3              230     251,275
Sealy Mattress Co.
   9.875%, 12/15/07 ......................    B3              445     462,244
Solo Cup Company
   8.50%, 2/15/14(a) .....................    B3              410     429,475
                                                                   ----------
                                                                    3,300,331
                                                                   ----------
Containers-0.8%
Crown Euro Holdings S.A
   9.50%, 3/01/11 ........................    B1              445     502,850
Greif Bros. Corp.
   8.875%, 8/01/12 .......................    B2              315     344,925
                                                                   ----------
                                                                      847,775
                                                                   ----------
Energy-3.7%
Chesapeake Energy Corp.
   7.75%, 1/15/15 ........................... Ba3              25      27,437
   9.00%, 8/15/12 ........................... Ba3             360     416,700
CITGO Petroleum Corp.
   11.375%, 2/01/11 ......................... Ba3             405     483,975
Frontier Oil Corp.
   11.75%, 11/15/09 ......................... B2              300     335,250
Grant Prideco, Inc.
   9.00%, 12/15/09 .......................... Ba3             430     481,600
Hilcorp Energy
   10.50%, 9/01/10(a) ....................... B3              795     890,400
North American Energy Partners
   8.75%, 12/01/11(a) ....................... B2              285     293,550
Premco Refining Group, Inc.
   9.50%, 2/01/13 ........................... Ba3             310     362,700
Pride Int'l., Inc.
   9.375%, 5/01/07 .......................... Ba2             172     176,945
Universal Compression, Inc.
   7.25%, 5/15/10 ........................... B1              135     145,125
Westport Resources Corp.
   8.25%, 11/01/11 .......................... Ba3             210     233,100
   8.25%, 11/01/11(a) ....................... Ba3             120     133,200
                                                                   ----------
                                                                    3,979,982
                                                                   ----------


--------------------------------------------------------------------------------
8 o ACM Managed Income Fund

                                          Moody's      Principal
                                         Investor         Amount
                                           Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Entertainment & Leisure-2.6%
Gaylord Entertainment Co.
   8.00%, 11/15/13(a) .................       B3       $      320  $  340,400
Royal Caribbean Cruises
   8.00%, 5/15/10 .....................       Ba2              40      44,900
   8.75%, 2/02/11 .....................       Ba2             485     561,388
Six Flags, Inc.
   9.50%, 2/01/09 .....................       B2              975   1,026,188
   9.625%, 6/01/14(a) .................       B2              315     333,900
   9.75%, 4/15/13 .....................       B2               20      21,225
Universal City Development
   11.75%, 4/01/10 ....................       B2              425     499,375
                                                                   ----------
                                                                    2,827,376
                                                                   ----------
Financial-3.0%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13(a) ................       Ba3             230     261,050
iStar Financial, Inc.
   6.00%, 12/15/10 ....................       Ba1             320     332,800
   7.00%, 3/15/08 .....................       Ba1             185     198,875
Markel Capital Trust I
   Series B
   8.71%, 1/01/46(d) ..................       Ba1             695     736,700
PXRE Capital Trust I
   8.85%, 2/01/27 .....................       Ba2             720     720,000
Western Financial Bank
   9.625%, 5/15/12 ....................       B1              460     524,400
Williams Scotsman, Inc.
   9.875%, 6/01/07 ....................       B3              505     498,688
                                                                   ----------
                                                                    3,272,513
                                                                   ----------
Food & Beverages-2.2%
Del Monte Food Co.
   9.25%, 5/15/11 .....................       B2              290     323,350
DIMON, Inc.
   Series B
   7.75%, 6/01/13 .....................       Ba3             105     102,375
   9.625%, 10/15/11 ...................       Ba3             410     434,600
Dole Food Company, Inc.
   8.625%, 5/01/09 ....................       B2              290     313,200
   8.875%, 3/15/11 ....................       B2              115     123,912
Merisant Co.
   9.50%, 7/15/13(a) ..................       B3              315     322,875
North Atlantic Trading Co.
   9.25%, 3/01/12(a) ..................       B2              325     331,500
Swift & Co.
   10.125%, 10/01/09 ..................       B1              365     384,162
                                                                   ----------
                                                                    2,335,974
                                                                   ----------
Gaming-4.6%
Ameristar Casinos, Inc.
   10.75%, 2/15/09 ....................       B2              265     306,075
Argosy Gaming Co.
   9.00%, 9/01/11 .....................       B2              275     308,000


--------------------------------------------------------------------------------
                                                     ACM Managed Income Fund o 9

                                          Moody's      Principal
                                         Investor         Amount
                                           Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Boyd Gaming Corp.
   7.75%, 12/15/12 .......................    B1       $      295  $  318,600
Harrah's Operating Company, Inc.
   7.875%, 12/15/05 ......................    Ba1             170     184,450
Horseshoe Gaming Holding Corp.
   Series B
   8.625%, 5/15/09 .......................    B2              225     237,094
MGM Mirage Inc.
   8.375%, 2/01/11 .......................    Ba2             515     596,113
Mandalay Resort Group
   10.25%, 8/01/07 .......................    Ba3             660     773,850
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09 .......................    Ba3             170     178,500
   8.375%, 7/01/11 .......................    Ba3             200     221,500
Park Place Entertainment
   7.875%, 3/15/10 .......................    Ba2             350     390,250
Riviera Holdings Corp.
   11.00%, 6/15/10 .......................    B2              335     353,425
Station Casinos, Inc.
   8.375%, 2/15/08 .......................    Ba3             270     291,262
Turning Stone Casino Resort
   Enterprise
   9.125%, 12/15/10(a) ...................    B1              310     337,125
Venetian Casino Resort, LLC
   11.00%, 6/15/10 .......................    B3              415     479,325
                                                                   ----------
                                                                    4,975,569
                                                                   ----------
Healthcare-4.4%
Alliance Imaging, Inc.
   10.375%, 4/15/11 ......................    B3              490     496,125
AmerisourceBergen Corp.
   8.125%, 9/01/08 .......................    Ba3              70      78,225
Concentra Operating Corp.
   9.50%, 8/15/10 ........................    B3              140     154,700
   13.00%, 8/15/09 .......................    B3              503     558,330
Extendicare Health Services
   9.50%, 7/01/10 ........................    B2              390     434,850
Genesis HealthCare Corp.
   8.00%, 10/15/13(a) ....................    B3              315     337,050
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09 ......................    B2              415     471,025
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09 .......................    B1              348     410,640
Select Medical Corp.
   7.50%, 8/01/13 ........................    B2              390     425,100
Triad Hospitals, Inc.
   Series B
   7.00%, 11/15/13(a) ....................    B3              545     566,800
   8.75%, 5/01/09 ........................    B1              380     418,000
Universal Hospital Services, Inc.
   10.125%, 11/01/11(a) ..................    B3              445     477,263
                                                                   ----------
                                                                    4,828,108
                                                                   ----------


--------------------------------------------------------------------------------
10 o ACM Managed Income Fund

                                          Moody's      Principal
                                         Investor         Amount
                                           Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Hotels & Lodging-3.9%
Corrections Corp of America
   7.50%, 5/01/11 .....................      B1       $       35   $   37,012
   9.875%, 5/01/09 ....................      B1              315      353,587
Extended Stay America, Inc.
   9.875%, 6/15/11 ....................      B2              445      493,950
Felcor Lodging LP
   9.00%, 6/01/11 .....................      B1              205      217,300
   10.00%, 9/15/08 ....................      B1              175      186,375
Host Marriott LP
   9.25%, 10/01/07 ....................      Ba3             220      245,850
   9.50%, 1/15/07 .....................      Ba3             370      411,625
Intrawest Corp.
   7.50%, 10/15/13 ....................      B1              190      198,075
   10.50%, 2/01/10 ....................      B1              395      436,475
La Quinta Properties, Inc.
   8.875%, 3/15/11 ....................      Ba3             440      494,450
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.875%, 5/01/12 ....................      Ba1             405      453,600
Sun International Hotels
   8.875%, 8/15/11 ....................      B2              285      316,350
Vail Resorts, Inc.
   6.75%, 2/15/14(a) ..................      B2              370      370,000
                                                                   ----------
                                                                    4,214,649
                                                                   ----------
Industrial-3.8%
AMSTED Industries, Inc.
   10.25%, 10/15/11(a) ................      B3              465      527,775
Case New Holland, Inc.
   9.25%, 8/01/11(a) ..................      Ba3             690      779,700
FastenTech, Inc.
   11.50%, 5/01/11(a) .................      B3              375      418,125
FIMEP S.A
   10.50%, 2/15/13 ....................      B1              340      407,150
Flowserve Corp.
   12.25%, 8/15/10 ....................      B2              429      497,640
H & E Equipment/Finance
   11.125%, 6/15/12 ...................      B3              295      305,325
NMHG Holding Co.
   10.00%, 5/15/09 ....................      B3              135      149,175
SPX Corp.
   7.50%, 1/01/13 .....................      Ba3             140      150,150
Terex Corp.
   10.375%, 4/01/11 ...................      B3              230      261,050
TriMas Corp.
   9.875%, 6/15/12 ....................      B3              540      585,900
                                                                   ----------
                                                                    4,081,990
                                                                   ----------


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 11

                                        Moody's      Principal
                                       Investor         Amount
                                         Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Metal & Mining-1.1%
AK Steel Corp.
   7.875%, 2/15/09 .....................     B3     $      345     $  307,050
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10 ....................     B2            385        438,900
Peabody Energy Corp.
   6.875%, 3/15/13 .....................     Ba3           225        241,312
Russel Metals, Inc.
   6.375%, 3/01/14(a) ..................     Ba3           160        163,400
                                                                    ---------
                                                                    1,150,662
                                                                    ---------
Paper & Packaging-4.6%
Anchor Glass Container Corp.
   11.00%, 2/15/13 .....................     B2            445        518,425
Berry Plastics Corp.
   10.75%, 7/15/12 .....................     B3            430        500,950
Georgia-Pacific Corp.
   9.375%, 2/01/13 .....................     Ba2           540        625,050
Graphic Packaging Int'l Corp.
   9.50%, 8/15/13 ......................     B3            650        734,500
MDP Acquisitions PLC
   9.625%, 10/01/12 ....................     B3            430        485,900
Norske Skog Canada Ltd.
   8.625%, 6/15/11 .....................     Ba3           365        386,900
Owens-Brockway Glass Container, Inc.
   8.875%, 2/15/09 .....................     B2            725        792,063
Pliant Corp.
   11.125%, 9/01/09 ....................     B3            415        434,712
Stone Container Corp.
   9.25%, 2/01/08 ......................     B2            300        336,000
   9.75%, 2/01/11 ......................     B2            150        168,000
                                                                    ---------
                                                                    4,982,500
                                                                    ---------
Publishing-3.5%
American Media, Inc.
   8.875%, 1/15/11 .....................     B2            120        124,800
   10.25%, 5/01/09 .....................     B2            395        414,750
Dex Media East LLC
   9.875%, 11/15/09 ....................     B3            130        147,550
   12.125%,11/15/12 ....................     Caa1          370        439,375
Dex Media West LLC
   8.50%, 8/15/10(a) ...................     B3            160        179,600
   9.875%, 8/15/13(a) ..................     Caa1          625        704,688
Hollinger International Publishing, Inc.
   9.00%, 12/15/10 .....................     B2            590        646,050
Houghton Mifflin Co.
   8.25%, 2/01/11 ......................     B2            325        346,125
   9.875%, 2/01/13 .....................     B3            120        132,000
PEI Holdings, Inc.
   11.00%, 3/15/10 .....................     B2            245        283,587
RH Donnelley, Inc.
   10.875%, 12/15/12(a) ................     B2            290        346,550
                                                                    ---------
                                                                    3,765,075
                                                                    ---------


--------------------------------------------------------------------------------
12 o ACM Managed Income Fund

                                        Moody's      Principal
                                       Investor         Amount
                                         Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Restaurants-0.4%
Domino's, Inc.
   8.25%, 7/01/11 ........................   B3      $      365    $  394,200
                                                                   ----------
Retail-1.2%
J.C. Penney Corporation, Inc.
   8.00%, 3/01/10 ........................   Ba3            335       388,600
Payless ShoeSource, Inc.
   8.25%, 8/01/13 ........................   B2             500       497,500
Petro Stopping Centers, LP
   9.00%, 2/15/12(a) .....................   B3             380       399,000
                                                                   ----------
                                                                    1,285,100
                                                                   ----------
Service-3.6%
Allied Waste North America
   8.50%, 12/01/08 .......................   Ba3             55        61,600
   8.875%, 4/01/08 .......................   Ba3            600       672,000
   10.00%, 8/01/09 .......................   B2             930     1,003,238
Coinmach Corp.
   9.00%, 2/01/10 ........................   B2             300       321,750
Iron Mountain, Inc.
   7.75%, 1/15/15 ........................   B3             100       106,000
   8.625%, 4/01/13 .......................   B3             400       437,000
National Waterworks, Inc.
   10.50%, 12/01/12 ......................   B3             260       295,425
Service Corp. International
   7.70%, 4/15/09 ........................   B1             455       489,125
United Rentals North America, Inc.
   6.50%, 2/15/12(a) .....................   B1             478       478,000
                                                                   ----------
                                                                    3,864,138
                                                                   ----------
Supermarket & Drugstore-2.1%
Couche-Tard, Inc.
   7.50%, 12/15/13(a) ....................   Ba3            292       313,900
Pathmark Stores, Inc.
   8.75%, 2/01/12 ........................   B2             640       666,100
Rite Aid Corp.
   9.50%, 2/15/11 ........................   B2             705       789,600
Roundy's, Inc.
   8.875%, 6/15/12 .......................   B2             295       323,025
Stater Bros. Holdings, Inc.
   10.75%, 8/15/06 .......................   B2             170       180,200
                                                                   ----------
                                                                    2,272,825
                                                                   ----------
Technology-2.2%
Activant Solutions, Inc.
   10.50%, 6/15/11 .......................   B2              80        85,200
Fairchild Semiconductor
   10.50%, 2/01/09 .......................   B2             565       629,975
Flextronics International, Ltd.
   6.50%, 5/15/13 ........................   Ba2            415       432,119


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 13

                                        Moody's      Principal
                                       Investor         Amount
                                         Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
ON Semiconductor Corp.
   12.00%, 3/15/10 .....................     B3      $       825  $ 1,018,875
Unisys Corp.
   7.875%, 4/01/08 .....................     Ba1             210      216,825
                                                                  -----------
                                                                    2,382,994
                                                                  -----------
Utilities - Electric & Gas-4.5%
AES Corporation
   8.75%, 5/15/13(a) ...................     B2               65       71,663
   9.00%, 5/15/15(a) ...................     B2              205      227,550
   10.00%, 7/15/05(a) ..................     B2              247      252,852
Calpine Corp.
   8.50%, 7/15/10(a) ...................     NR            1,645    1,521,625
Northwest Pipeline Corp.
   8.125%, 3/01/10 .....................     B1              270      295,650
NRG Energy, Inc.
   8.00%, 12/15/13(a) ..................     B2              480      498,000
Ormat Funding Corp.
   8.25%, 12/30/20(a) ..................     NR              380      380,000
PG&E Corp.
   6.875%, 7/15/08(a) ..................     NR              115      124,200
SEMCO Energy, Inc.
   7.75%, 5/15/13 ......................     Ba2             250      266,250
Southern Natural Gas Co.
   7.35%, 2/15/31 ......................     B1              425      414,375
   8.875%, 3/15/10 .....................     B1              340      375,700
The Williams Companies, Inc.
   8.625%, 6/01/10 .....................     B3              450      493,875
                                                                  -----------
                                                                    4,921,740
                                                                  -----------
Total Corporate Obligations
   (cost $80,494,724) ..................                           85,401,008
                                                                  -----------
Yankee Obligations-1.1%
Fairfax Financial Holdings
   7.375%, 4/15/18 .....................     Ba3             190      179,550
   8.25%, 10/01/15 .....................     Ba3             100      101,500
Innova S. de R.L.
   9.375%, 9/19/13(a) ..................     B2              365      393,288
   12.875%, 4/01/07 ....................     B2              128      129,172
Royal & Sun Alliance Insurance
   Group PLC
   8.95%, 10/15/29 .....................     Ba2             380      417,461
                                                                  -----------
Total Yankee Obligations
   (cost $1,022,495) ...................                            1,220,971
                                                                  -----------


--------------------------------------------------------------------------------
14 o ACM Managed Income Fund

                                                     Shares or
                                        Moody's      Principal
                                       Investor         Amount
                                         Rating          (000)    U.S. $ Value
--------------------------------------------------------------------------------
NON CONVERTIBLE
   PREFERRED STOCKS-2.2%
CSC Holdings, Inc.
   Series M
   11.125% ...........................       B2        13,405     $ 1,417,579
Sovereign Real Estate
   Investment Trust
   12.00%(a) .........................       Ba1          650         983,125
                                                                -------------
Total Non-Convertible Preferred Stocks
   (cost $1,771,253) .................                              2,400,704
                                                                -------------
SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
State Street Bank & Trust Co.
   0.50%, 3/01/04
   (cost $780,000) ...................              $     780         780,000
                                                                -------------
Total Investments-180.3%
   (cost $187,070,252) ...............                            195,422,555
Other assets less liabilities-2.7% ...                              2,955,363
Preferred Stock at redemption
   value-(83.0%) .....................                            (90,000,000)
                                                                -------------
Net Assets Applicable to Common
   Shareholders-100.0%(e) ...............                       $ 108,377,918
                                                                =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $21,764,994 or 20.1% of net assets applicable to common shareholders.
(b) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c) Security is in default and is non-income producing.
(d) Illiquid security, valued at fair value (see Note A).
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.
    Glossary:
    NR-Not Rated.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 15

STATEMENT OF ASSETS & LIABILITIES
February 29, 2004 (unaudited)

Assets
Investments in securities, at value (cost $187,070,252).   $   195,422,555
Cash....................................................         1,062,755
Interest and dividends receivable.......................         2,036,743
Receivable for securities sold..........................         2,031,239
Prepaid expenses........................................            19,807
                                                           ---------------
Total assets............................................       200,573,099
                                                           ---------------
Liabilities
Payable for securities purchased........................         1,806,682
Advisory fee payable....................................           105,282
Administrative fee payable..............................            32,384
Accrued expenses and other liabilities..................           250,833
                                                           ---------------
Total liabilities.......................................         2,195,181
                                                           ---------------
Preferred Stock, at redemption value
$.01 par value per share; 1,900 shares
   Remarketed Preferred Stock authorized,
   900 shares issued and outstanding at
   $100,000 per share liquidation preference............        90,000,000
                                                           ---------------
Net Assets Applicable to Common Shareholders............   $   108,377,918
                                                           ===============
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.01 par value per share;
   299,998,100 shares authorized, 25,117,942 shares
   issued and outstanding...............................   $       251,179
Additional paid-in capital..............................       210,690,010
Distributions in excess of net investment income........        (5,455,170)
Accumulated net realized loss on investment
   transactions.........................................      (105,460,404)
Net unrealized appreciation of investments..............         8,352,303
                                                           ---------------
Net Assets Applicable to Common Shareholders............   $   108,377,918
                                                           ===============
Net Asset Value Applicable to Common Shareholders
   (based on 25,117,942 common shares outstanding)......             $4.31
                                                                     -----


See notes to financial statements.


--------------------------------------------------------------------------------
16 o ACM Managed Income Fund

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2004 (unaudited)


Investment Income
Interest...............................  $     5,531,126
Dividends..............................          113,565   $     5,644,691
                                         ---------------
Expenses
Advisory fee...........................          633,964
Administrative fee.....................          195,054
Remarketed Preferred Stock--
   remarketing agent's fees............          116,261
Audit and legal........................           77,432
Printing...............................           37,703
Transfer agency........................           29,114
Custodian..............................           21,593
Registration fees......................           17,479
Directors' fees and expenses...........           17,318
Miscellaneous..........................           20,984
                                         ---------------
Total expenses.........................                          1,166,902
                                                           ---------------
Net investment income..................                          4,477,789
                                                           ---------------
Realized and Unrealized Gain on
Investments
Net realized gain on investment
   transactions........................                            837,802
Net change in unrealized
   appreciation/depreciation
   of investments......................                          5,613,729
                                                           ---------------
Net gain on investments................                          6,451,531
                                                           ---------------
Dividends to Remarketed Preferred
Shareholders from
Net investment income..................                           (575,298)
                                                           ---------------
Net Increase in Net Assets Applicable
   to Common Shareholders Resulting
   from Operations.....................                    $    10,354,022
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 17

STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS


                                         Six Months Ended
                                           February 29,      Year Ended
                                               2004          August 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income..................  $     4,477,789   $     9,686,265
Net realized gain (loss) on investment
   transactions........................          837,802        (1,966,448)
Net change in unrealized
   appreciation/depreciation
   of investments......................        5,613,729         7,975,380
Dividends to Remarketed Preferred
Shareholders from
Net investment income..................         (575,298)       (1,384,470)
                                         ---------------   ---------------
Net increase in net assets applicable
   to Common Shareholders
   resulting from operations...........       10,354,022        14,310,727
                                         ---------------   ---------------
Dividends to Common Shareholders
from
Net investment income..................       (6,000,539)      (12,359,313)
Tax return of capital..................               -0-         (231,780)
Common Stock Transactions
Reinvestment of dividends resulting in
   the issuance of Common Stock........          906,567         1,849,709
                                         ---------------   ---------------
Total increase.........................        5,260,050         3,569,343
Net Assets Applicable to
Common Shareholders
Beginning of period....................      103,117,868        99,548,525
                                         ---------------   ---------------
End of period (including distributions
   in excess of net investment income
   of $5,455,170 and $3,357,122,
   respectively).......................  $   108,377,918   $   103,117,868
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
18 o ACM Managed Income Fund

NOTES TO FINANCIAL STATEMENTS
February 29, 2004 (unaudited)


NOTE A
Significant Accounting Policies
ACM Managed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In


-------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 19
cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies. The Fund fair values a security that it holds when a significant event (e.g., an earthquake or a major terrorist attack) occurs after the time that the latest market quotation was established, and as a result, such market quotation cannot be said to represent the current market value of the security as of the time the Fund prices its shares. Fair valuing securities is imprecise, and there is no assurance that the Fund could dispose of the security at the price used for determining the Fund's net asset value.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial reporting purposes only.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in conformity with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory, Administrative Fees and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .65 of 1% of the average adjusted weekly net assets of the Fund. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
20 o ACM Managed Income Fund

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the six months ended February 29, 2004, there was no reimbursement paid to AGIS.

Under the terms of an Administrative Agreement, the Fund pays Princeton Administrators, L.P. (the "Administrator") a fee at an annual rate of .20 of 1% of average adjusted weekly net assets of the Fund. Such fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 29, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $    26,562,825   $    25,484,250
U.S. government securities.............       28,305,352        25,385,566

At February 29, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and gross unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $    11,341,226
Gross unrealized depreciation...........................        (2,988,923)
                                                           ---------------
Net unrealized appreciation.............................   $     8,352,303
                                                           ---------------

1. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 21

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underling security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE D
Common Stock
There are 299,998,100 shares of $.01 par value common stock authorized. There are 25,117,942 shares of common stock issued and outstanding at February 29, 2004. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund issued 200,796 and 427,840 shares, respectively, in connection with the Fund's dividend reinvestment plan.

NOTE E
Preferred Stock
The Fund has 1,900 shares of Remarketed Preferred Stock authorized. There are 900 shares of Remarketed Preferred Stock issued and outstanding, each at a liquidation value of $100,000 per share plus accumulated, unpaid dividends. The dividend rate on the Remarketed Preferred Stock may change generally every 28 days as set by the remarketing agent. The dividend rate on the Remarketed Preferred Stock is 1.14% and is effective through March 25, 2004.

The redemption of the Fund's remarketed preferred stock is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $100,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.


--------------------------------------------------------------------------------
22 o ACM Managed Income Fund

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.

NOTE F
Securities Lending
The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market values of the securities loaned is deposited and maintained by the borrower with the Fund.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. When such securities are borrowed against cash, the Fund agrees to pay the borrower of such securities a "rebate rate" for the use of the cash the borrower has pledged as collateral. As of February 29, 2004, the Fund had no securities on loan.

NOTE G
Risks Involved in Investing in the Fund
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 23
foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

NOTE H
Distributions To Common Shareholders
The tax character of distributions to be paid for the year ending August 31, 2004 will be determined at the end of the current fiscal year.

The tax character of the distributions paid to common shareholders during the fiscal year ended August 31, 2003 and August 31, 2002 were as follows:

                                              2003              2002
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $   12,359,313   $    12,052,098(a)
                                         --------------   ---------------
Total taxable distributions...........       12,359,313        12,052,098
   Tax return of capital..............          231,780           322,627
                                         --------------   ---------------
Total distributions paid..............   $   12,591,093   $    12,374,725
                                         --------------   ---------------

As of August 31, 2003, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Accumulated capital and other losses...................   $  (106,255,019)(b)
Unrealized appreciation/(depreciation).................          (661,735)(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $  (106,916,754)
                                                          ---------------

(a) The distributions paid from ordinary income for the year ended August 31, 2002 have been restated by excluding distributions paid to remarketed preferred shareholders, to conform to the current year's presentation.
(b) On August 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $105,840,526 of which $697,447 expires in the year 2007, $30,192,284 expires in the year 2008, $35,940,601 expires in the year 2009, $28,986,731 expires in the year 2010 and $10,023,463 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended August 31, 2003, the Fund deferred to September 1, 2003, post October capital losses of $414,493.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these


--------------------------------------------------------------------------------
24 o ACM Managed Income Fund
practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

In addition, numerous lawsuits have been filed against Alliance Capital and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. Management of the Fund's Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 25

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.


--------------------------------------------------------------------------------
26 o ACM Managed Income Fund

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                           Six Months
                                                Ended
                                         February 29,
                                                 2004                        Year Ended August 31,
                                                          -----------------------------------------------------------------
                                           (unaudited)        2003        2002(a)      2001         2000         1999
                                         ----------------------------------------------------------------------------------
Net asset value, beginning of
  period................................        $4.14        $4.06       $4.71      $  5.31      $  6.34      $  8.99
                                         ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income...................          .18(b)       .30(b)      .54(b)       .74(b)       .93(b)      1.21
Net realized and unrealized
  gain (loss) on investment
  transactions..........................          .25          .26        (.59)        (.58)        (.72)       (2.26)
Dividends to preferred
  shareholders from
  Net investment income (common
    stock equivalent basis) ............         (.02)        (.06)       (.09)        (.22)        (.24)        (.22)
                                         ----------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..........          .41          .59        (.14)        (.06)        (.03)       (1.27)
                                         ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions to
  Common Shareholders
Dividends from net investment
  income................................         (.24)        (.50)       (.50)        (.43)        (.85)        (.96)
Tax return of capital...................          -0-         (.01)       (.01)        (.11)        (.15)          -0-
Distribution from net realized gain
  on investments........................          -0-           -0-         -0-          -0-          -0-        (.42)
                                         ----------------------------------------------------------------------------------
Total dividends and distributions
  to common shareholders................         (.24)        (.51)       (.51)        (.54)       (1.00)       (1.38)
                                         ----------------------------------------------------------------------------------
Net asset value, end of period .........       $ 4.31       $ 4.14      $ 4.06      $  4.71       $ 5.31       $ 6.34
                                         ----------------------------------------------------------------------------------
Market value, end of period ............       $ 4.82       $ 4.61      $ 4.33      $  4.93     $ 6.3125      $ 8.625
                                         ----------------------------------------------------------------------------------
Premium/(Discount)......................        11.83%       11.35%       6.65%        4.67%       18.88%       36.04%
Total Return
Total investment return based on:(c)
Market value............................        10.24%       19.74%      (1.17)%     (12.86)%     (13.66)%      16.91%
Net asset value.........................         9.76%       14.68%      (3.01)%      (1.02)%      (1.00)%     (16.95)%
Ratios/Supplemental Data
Net assets applicable to common
  shareholders, end of period
  (000's omitted).......................     $108,378     $103,118     $99,549     $113,748     $126,358     $146,483
Preferred Stock, at redemption
  value ($100,000 per share
  liquidation preference)
  (000's omitted).......................      $90,000      $90,000     $90,000      $95,000      $95,000      $95,000
Ratios to average net assets
  applicable to common
  shareholders of:
  Expenses(d)...........................         2.24%(e)     2.28%       2.31%        3.26%        2.23%        1.54%
  Expenses, excluding interest
    expense(d)..........................         2.24%(e)     2.28%       2.19%        2.10%        1.91%        1.54%
  Net investment income, before
    preferred stock dividends(d) .......         8.58%(e)     9.46%      12.56%       15.09%       16.47%       15.69%
  Preferred stock dividends.............         1.10%(e)     1.35%       2.19%        4.49%        4.26%        2.81%
  Net investment income, net of
    preferred stock dividends...........         7.48%(e)     8.11%      10.37%       10.60%       12.21%       12.88%
Portfolio turnover rate.................           27%          97%         99%         248%         383%         222%
Asset coverage ratio....................          220%         215%        211%         220%         233%         254%


See footnote summary on page 28.

--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 27

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.05, decrease net realized and unrealized loss on investments by $0.05 and decrease the ratios of net investment income before and net preferred stock dividends to average net assets applicable to common shareholders from 13.78% and 11.58% to 12.56% and 10.37%, respectively. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(b) Based on average shares outstanding.
(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.
(d) The expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.
(e) Annualized.


--------------------------------------------------------------------------------
28 o ACM Managed Income Fund

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Paul J. DeNoon, Vice President
Matthew D.W. Bloom(2), Vice President
James E. Kennedy, Jr.(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vince S. Noto, Controller


Administrator
Princeton Administrators, L.P.
P.O.Box 9095
Princeton, NJ 08543-9095

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Common Stock:
Dividend Paying Agent,
Transfer Agent And Registrar
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Preferred Stock:
Dividend Paying Agent,
Transfer Agent And Registrar
Bank of New York
385 Rifle Camp Road
West Paterson, NJ 07424

Independent Auditors
Ernst & Young LLP
5 Times Square
New York,NY 10036


(1)  Member of the Audit Committee
     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.
     This report, including the financial statements therein, is transmitted to the shareholders of ACM Managed Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
(2) Messrs. Bloom and Kennedy are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 29

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Global Research Growth Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
30 o ACM Managed Income Fund

SUMMARY OF GENERAL INFORMATION


ACM Managed Income Fund
Shareholder Information
The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers. The Fund's NYSE trading symbol is "AMF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan
A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distribution in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company, N.A. at (800) 219-4218.


--------------------------------------------------------------------------------
                                                    ACM Managed Income Fund o 31

NOTES



--------------------------------------------------------------------------------
32 o ACM Managed Income Fund

ACM MANAGED INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

MIFSR0204




ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on February 23, 2004.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.                DESCRIPTION OF EXHIBIT

         11 (b) (1)                 Certification of Principal Executive Officer
                                    Pursuant to Section 302 of the Sarbanes-
                                    Oxley Act of 2002

         11 (b) (2)                 Certification of Principal Financial Officer
                                    Pursuant to Section 302 of the Sarbanes-
                                    Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                    Section 906 of the Sarbanes-Oxley Act of
                                    2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  April 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  April 28, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  April 28, 2004